As filed with the Securities and Exchange Commission on May 12, 2000 Registration Nos. 33-35827 and 811-06139




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 27

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 52

                          THE 59 WALL STREET FUND, INC.

               (Exact Name of Registrant as Specified in Charter)


               21 Milk Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)


       Registrant's Telephone Number, including Area Code: (617) 423-0800


                               Philip W. Coolidge
                21 Milk Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)


                                    Copy to:
                         John E. Baumgardner, Jr., Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately  upon  filing  pursuant  to  paragraph  (b)
[ ] on  pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[X] on July 11, 2000  pursuant  to  paragraph  (a)(i)
[ ] 75 days after  filing  pursuant  to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (par value $.001)

                    STATEMENT OF INCORPORATION BY REFERENCE

       The following documents were included in the filing of Post-Effective Amendment No. 23 filed on September 28, 1999 (Accession Number 0001035347-99-000138), were incorporated by reference in the filing of Post-Effective Amendment No. 24 on December 10, 1999 (Accession Number 0001035347-99-000178), were incorporated by reference in the filing of Post-Effective Amendment No. 25 (Accession Number 0001035347-00-000020) on February 25, 2000 and are incorporated herein by reference in their entirety:


Document
----------------------------------------------------------------

Prospectus dated _______ __, _____

Statement of additional information dated _______ __, ____

PART C
ITEM 23.  EXHIBITS.

 (a)     (i)      Restated Articles of Incorporation of the Registrant.(7)

         (ii)     Establishment and Designation of Series of The 59 Wall
                      Street U.S. Equity Fund and The 59 Wall Street Short/ Intermediate Fixed Fund.(7)
         (iii)    Establishment and Designation of Series of The 59 Wall
                      Street Small Company Fund.(7)
         (iv)     Establishment and Designation of Series of The 59 Wall
                      Street International Equity Fund.(7)
         (v)      Establishment and Designation of Series of The 59 Wall
                      Street Short Term Fund. (7)
         (vi) Redesignation of series of the The 59 Wall Street Short/ Intermediate Fixed Income Fund as The 59 Wall Street Inflation-Indexed Securities Fund. (8)
         (vii)    Establishment and Designation of Series of The 59 Wall
                      Street Tax-Efficient U.S. Equity Fund. (9)
         (viii) Establishment and Designation of Series of The 59 Wall Street Opportunities Fund. (13)

(b)      Amended and Restated By-Laws of the Registrant.(7)


(c)               Not Applicable.

(d)      (i)      Advisory Agreement with respect to The 59 Wall Street
                  U.S. Equity Fund.(7)
         (ii)     Advisory Agreement with respect to The 59 Wall Street
                  Short/Intermediate Fixed Income Fund. (7)
         (iii)    Form of Advisory Agreement with respect to The 59 Wall Street
                  Inflation-Indexed Securities Fund.(8)
         (iv)     Form of Advisory Agreement with respect to The 59 Wall
                      Street Tax-Efficient U.S. Equity Fund. (9)
         (v)      Form of Advisory Agreement with respect to The 59 Wall
                  Street Opportunities Fund. (12)
         (vi)     Form of Sub-Advisory Agreement with respect to The 59
                  Wall Street Opportunities Fund. (12)

(e)               Form of Amended and Restated Distribution Agreement.(3)

(f)                        Not Applicable.

(g)               (i) Form of Custody Agreement.(2)
                      (ii) Form of Transfer Agency Agreement.(2)

(h)               (i) Amended and  Restated  Administration  Agreement.(6)
                  (ii)Subadministrative Services Agreement.(6)
                  (iii) Form of License Agreement.(1)
                  (iv) Amended and Restated Shareholder Servicing Agreement.(6)
                    (a) Appendix A to Amended and Restated Shareholder
                            Servicing Agreement.(9)
                    (b) Appendix A to Amended and Restated Shareholder
                        Servicing Agreement. (12)
                  (v) Amended and Restated Eligible Institution Agreement.(6)
                    (a) Appendix A to Amended and Restated Eligible
                             Institution Agreement.(9)
                    (b) Appendix A to Amended and Restated Eligible
                            Institution Agreement.  (12)
                  (vi) Form of Expense Reimbursement Agreement with respect to
                        The 59 Wall Street U.S. Equity Fund.(6)
                      (vii) Form of Expense Reimbursement Agreement with
                            respect to The 59 Wall Street Short/Intermediate Fixed Income Fund.(6)
                  (viii) Form of Expense Payment Agreement with respect to
                        The 59 Wall Street Inflation-Indexed Securities Fund.(8)
                  (ix) Form of Expense Payment Agreement with respect to The
                        59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
                  (x)  Form of Expense Payment Agreement with respect to The
                        59 Wall Street International Equity Fund.(10)

(i)               Opinion of Counsel (including consent).(2)

(j)               Independent auditors' consent.(11)

(k)               Not Applicable.

(l)               Copies of investment representation letters from initial
                      shareholders.(2)
                  (i) Form of investment representation letter from initial
                      shareholders of The 59 Wall Street Opportunities Fund.(13)

(m)               Not Applicable.

(n)               Not Applicable.

17                Financial Data Schedule.(11)

(1)Filed with the initial Registration Statement on July 16, 1990.

(2)Filed with Amendment No. 1 to this Registration Statement on October 9, 1990.

(3)Filed with  Amendment  No.2 to this  Registration  Statement  on February 14,
   1991.

(4)Filed with Amendment No. 5 to this Registration Statement on June 15, 1992.

(5)Filed with Amendment No. 7 to this Registration Statement on March 1, 1993.

(6)Filed with  Amendment  No.9 to this  Registration  Statement  on December 30,
   1993.

(7)Filed with Amendment No. 24 to this Registration Statement on
   February 28, 1996.

(8)Filed with Amendment No. 27 to this Registration Statement on
   February 28, 1997.

(9)Filed with Amendment No. 38 to this Registration Statement on
   September 21, 1998.

(10)Filed with Amendment No. 40 to this Registration Statement on
   December 30, 1998.

(11)Filed with Amendment No.43 to this Registration Statement on February 26, 1999.

(12) Filed with Amendment No. 46 to this Registration Statement on September 28, 1999.

(13) To be filed by Amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 25.          Indemnification

         Reference is made to Article VII of Registrant's By-Laws and to Section 5 of the Distribution Agreement between the Registrant and 59 Wall Street Distributors, Inc.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc.

         To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.          Principal Underwriters.

         1.       (a)      59 Wall Street Distributors, Inc. ("59 Wall Street
                           Distributors") and its affiliates, also serves as administrator and/or distributor to other registered investment companies.

                  (b) Set forth below are the names, principal business addresses and positions of each Director and officer of 59 Wall Street Distributors. The principal business address of these individuals is c/o 59 Wall Street Distributors, Inc., 21 Milk Street, Boston, MA 02109. Unless otherwise specified, no officer or Director of 59 Wall Street Distributors serves as an officer or Director of the Registrant.

                           Position and Offices with        Position and Offices
    Name                   59 Wall Street Distributors      with the Registrant
-------------             ---------------------------       --------------------

Philip W. Coolidge       Chief Executive                  President
                           Officer, President
                           and Director


Molly S. Mugler          Secretary                        Secretary


Christine D. Dorsey            --                         Assistant Secretary

Susan Jakuboski          Assistant Treasurer              Assistant Treasurer


Linwood C. Downs         Treasurer                        Treasurer



Robert Davidoff          Director                                --
CMNY Capital, L.P.
135 East 57th Street
New York, NY  10022

Donald Chadwick          Director                                --
Scarborough & Company
110 East 42nd Street
New York, NY  10017

Leeds Hackett           Director                                  --
National Credit
Management Corporation
10155 York Road
Cockeysville, MD  21030

Laurence E. Levine      Director                                  --
First International
  Capital Ltd.
130 Sunrise Avenue
Palm Beach, FL  33480


         (c)      Not Applicable.

Item 28.  Location of Accounts and Records.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         The 59 Wall Street Fund, Inc.
         21 Milk Street
         Boston, MA 02109

         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005
            (investment adviser, eligible institution and shareholder servicing agent)

         59 Wall Street Distributors, Inc.
         21 Milk Street
         Boston, MA 02109
            (distributor)

         59 Wall Street Administrators, Inc.
         21 Milk Street
         Boston, MA 02109
         (subadministrator)

         State Street Bank and Trust Company
         1776 Heritage Drive
         North Quincy, MA 02171
        (custodian and transfer agent)

Item 29.          Management Services.

         Other than as set forth under the caption "Management of the Corporation" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.


Item 30.          Undertakings.

        Not applicable.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 12th day of May, 2000.


                                                THE 59 WALL STREET FUND, INC.

                                                 By /s/ PHILIP W. COOLIDGE
                                                (Philip W. Coolidge, President)


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                    Title

/s/ J.V. SHIELDS, JR.                        Director and Chairman of
 (J.V. Shields, Jr.)                         the Board


/s/ PHILIP W. COOLIDGE                        President (Principal
(Philip W. Coolidge)                          Executive Officer)


/s/ EUGENE P. BEARD                           Director
(Eugene P. Beard)


/s/ DAVID P. FELDMAN                          Director
(David P. Feldman)


/s/ ARTHUR D. MILTENBERGER                    Director
(Arthur D. Miltenberger)

/s/ ALAN D. LOWY                              Director
(Alan D. Lowy)

/s/ CLIFFORD A. CLARK                         Director
(Clifford A. Clark)

/s/ RICHARD L. CARPENTER                      Director
(Richard L. Carpenter)

/s/ DAVID M. SEITZMAN                         Director
(David M. Seitzman)

/s/ J. ANGUS IVORY                            Director
(J. Angus Ivory)

/S/ LINWOOD C. DOWNS                          Treasurer and Principal
(Linwood C. Downs)                             Accounting Officer